Leases	6 Months Ended
Dec. 31, 2021
Leases
Leases

15        Leases

(i)       Amounts recognized in the consolidated balance sheet

The balance sheet shows the following amounts relating to leases:

Right-of-use assets:

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Property	3,328	4,004	3,590
Plant and machinery	419	379	340
Total	3,747	4,383	3,930

Additions to right-of-use assets for the six months ended 31 December 2021 amounted £235,000 and for the year ended 30 June 2021 amounted to £1,522,000.

15        Leases (continued)

Lease liabilities:

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Current	763	1,257	568
Non-current	2,994	3,083	3,255
Total lease liabilities	3,757	4,340	3,823

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2020	4,393
Cash flows	(842)
Acquisition	219
Accretion expense	53
At 31 December 2020	3,823
Cash flows	(843)
Acquisition	1,303
Accretion expense	57
At 30 June 2021	4,340
Cash flows	(868)
Acquisition	235
Accretion expense	50
At 31 December 2021	3,757

(ii)       Amounts recognized in the consolidated statement of profit or loss:

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(388)	(383)	(772)	(765)
Plant and machinery	(55)	(43)	(99)	(83)
	(443)	(426)	(871)	(848)
Interest expense (included in finance costs)	(25)	(26)	(50)	(54)
Expense relating to short-term leases (included in operating expenses)	(97)	(126)	(193)	(261)
Expense relating to low value leases (included in operating expenses)	(10)	(10)	(21)	(21)